Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.3%
Basic Materials — 0.8%
Chemicals — 0.6%
Air Products & Chemicals, Inc.	14	3,962
Albemarle Corp.	8	1,745
Celanese Corp., Class A	6	609
CF Industries Holdings, Inc.	16	1,145
Dow, Inc.	51	2,775
DuPont de Nemours, Inc.	33	2,335
Eastman Chemical Co.	11	895
Ecolab, Inc.	17	2,852
FMC Corp.	8	936
International Flavors & Fragrances, Inc.	15	1,343
Linde plc	32	11,410
LyondellBasell Industries NV, Class A	17	1,588
Mosaic Co. (The)	27	1,235
PPG Industries, Inc.	15	2,052
RPM International, Inc.	7	641
Sherwin-Williams Co. (The)	15	3,439
Westlake Corp.	3	385

		39,347

Forest Products & Paper — 0.0% (g)
International Paper Co.	28	1,027

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	46	844
Nucor Corp.	17	2,568
Reliance Steel & Aluminum Co.	6	1,665
Steel Dynamics, Inc.	11	1,209

		6,286

Mining — 0.1%
Alcoa Corp.	7	294
Freeport-McMoRan, Inc.	91	3,729
Newmont Corp.	49	2,411

		6,434

Total Basic Materials		53,094

Communications — 15.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	53	1,974
Omnicom Group, Inc.	26	2,475
Trade Desk, Inc. (The), Class A (a)	57	3,483

		7,932

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — 12.6%
Airbnb, Inc., Class A (a)	44	5,428
Alphabet, Inc., Class A (a)	1,659	172,105
Alphabet, Inc., Class C (a)	1,534	159,548
Amazon.com, Inc. (a)	2,878	297,222
Booking Holdings, Inc. (a)	5	11,936
CDW Corp.	112	21,843
Chewy, Inc., Class A (a)	11	416
DoorDash, Inc., Class A (a)	26	1,645
eBay, Inc.	62	2,758
Etsy, Inc. (a)	13	1,411
Expedia Group, Inc. (a)	18	1,782
F5, Inc. (a)	12	1,714
Gen Digital, Inc.	147	2,523
GoDaddy, Inc., Class A (a)	16	1,220
Marqeta, Inc., Class A (a)	49	224
Match Group, Inc. (a)	67	2,565
MercadoLibre, Inc., (Uruguay) (a)	5	6,801
Meta Platforms, Inc., Class A (a)	550	116,654
Netflix, Inc. (a)	57	19,762
Okta, Inc., Class A (a)	16	1,388
Palo Alto Networks, Inc. (a)	77	15,347
Pinterest, Inc., Class A (a)	141	3,837
Roku, Inc., Class A (a)	17	1,087
Snap, Inc., Class A (a)	257	2,885
Uber Technologies, Inc. (a)	94	2,994
VeriSign, Inc. (a)	9	1,956
Zillow Group, Inc., Class C (a)	11	501

		857,552

Media — 1.0%
Charter Communications, Inc., Class A (a)	14	4,922
Comcast Corp., Class A	551	20,894
DISH Network Corp., Class A (a)	45	417
FactSet Research Systems, Inc.	8	3,243
Fox Corp., Class A	43	1,479
Fox Corp., Class B	22	685
Liberty Broadband Corp., Class C (a)	17	1,370
Liberty Global plc, (United Kingdom), Class A (a)	30	593
Liberty Global plc, (United Kingdom), Class C (a)	39	796
Liberty Media Corp.-Liberty Formula One, Class C (a)	26	1,950
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	12	349
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	24	682
News Corp., Class A	57	986
Paramount Global, Class B	83	1,857
Sirius XM Holdings, Inc.	64	256
Walt Disney Co. (The) (a)	235	23,537
Warner Bros Discovery, Inc. (a)	313	4,723

		68,739

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — 1.9%
Arista Networks, Inc. (a)	46	7,672
AT&T, Inc.	922	17,757
Cisco Systems, Inc.	763	39,865
Corning, Inc.	664	23,432
Juniper Networks, Inc.	66	2,257
Motorola Solutions, Inc.	31	8,788
T-Mobile US, Inc. (a)	79	11,393
Verizon Communications, Inc.	543	21,101

		132,265

Total Communications		1,066,488

Consumer Cyclical — 5.1%
Airlines — 0.0% (g)
Delta Air Lines, Inc. (a)	13	451
Southwest Airlines Co.	16	534

		985

Apparel — 0.3%
NIKE, Inc., Class B	147	18,043
VF Corp.	43	984

		19,027

Auto Manufacturers — 1.2%
Cummins, Inc.	10	2,451
Ford Motor Co.	469	5,908
General Motors Co.	168	6,156
Lucid Group, Inc. (a)	60	482
PACCAR, Inc.	38	2,757
Rivian Automotive, Inc., Class A (a)	53	820
Tesla, Inc. (a)	311	64,617

		83,191

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	34	3,771
BorgWarner, Inc.	30	1,475
Lear Corp.	8	1,125

		6,371

Distribution/Wholesale — 0.2%
Copart, Inc. (a)	32	2,384
Fastenal Co.	38	2,040
Ferguson plc, (United Kingdom)	14	1,831
LKQ Corp.	29	1,641
Pool Corp.	4	1,455
WW Grainger, Inc.	3	2,309

		11,660

Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	25	1,243
Live Nation Entertainment, Inc. (a)	23	1,581
Vail Resorts, Inc.	5	1,263

		4,087

Food Service — 0.0% (g)
Aramark	29	1,038

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Home Builders — 0.1%
DR Horton, Inc.	37		3,582
Lennar Corp., Class A	28		2,928
NVR, Inc. (a)	—	(h)	1,811
PulteGroup, Inc.	24		1,419

			9,740

Home Furnishings — 0.0% (g)
Whirlpool Corp.	7		944

Housewares — 0.0% (g)
Newell Brands, Inc.	57		715

Leisure Time — 0.1%
Carnival Corp. (a)	131		1,328
Royal Caribbean Cruises Ltd. (a)	28		1,840

			3,168

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	33		4,672
Las Vegas Sands Corp. (a)	39		2,231
Marriott International, Inc., Class A	32		5,304
MGM Resorts International	36		1,613
Wynn Resorts Ltd. (a)	12		1,322

			15,142

Retail — 2.8%
Advance Auto Parts, Inc.	7		814
AutoZone, Inc. (a)	2		5,292
Bath & Body Works, Inc.	26		947
Best Buy Co., Inc.	25		1,938
Burlington Stores, Inc. (a)	7		1,340
CarMax, Inc. (a)	21		1,340
Chipotle Mexican Grill, Inc., Class A (a)	3		5,467
Costco Wholesale Corp.	29		14,475
Darden Restaurants, Inc.	15		2,305
Dollar General Corp.	26		5,406
Dollar Tree, Inc. (a)	25		3,659
Domino’s Pizza, Inc.	4		1,235
Genuine Parts Co.	17		2,761
Home Depot, Inc. (The)	117		34,543
Lowe’s Cos., Inc.	69		13,864
Lululemon Athletica, Inc., (Canada) (a)	14		5,239
McDonald’s Corp.	85		23,629
O’Reilly Automotive, Inc. (a)	7		5,996
Ross Stores, Inc.	39		4,166
Starbucks Corp.	132		13,758
Target Corp.	54		8,987
TJX Cos., Inc. (The)	133		10,461
Tractor Supply Co.	12		2,840
Ulta Beauty, Inc. (a)	6		3,083
Walgreens Boots Alliance, Inc.	48		1,665
Walmart, Inc.	98		14,380

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Yum! Brands, Inc.	32	4,179

		193,769

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	17	918

Total Consumer Cyclical		350,755

Consumer Non-cyclical — 22.6%
Agriculture — 0.3%
Altria Group, Inc.	118	5,250
Archer-Daniels-Midland Co.	36	2,866
Bunge Ltd.	12	1,165
Cadiz, Inc. (a)	5	19
Darling Ingredients, Inc. (a)	10	560
Philip Morris International, Inc.	100	9,704

		19,564

Beverages — 2.1%
Brown-Forman Corp., Class B	65	4,201
Coca-Cola Co. (The)	890	55,226
Constellation Brands, Inc., Class A	36	8,060
Keurig Dr Pepper, Inc.	174	6,133
Molson Coors Beverage Co., Class B	42	2,174
Monster Beverage Corp. (a)	167	8,997
PepsiCo., Inc.	299	54,582

		139,373

Biotechnology — 1.8%
Alnylam Pharmaceuticals, Inc. (a)	22	4,323
Amgen, Inc.	94	22,757
Biogen, Inc. (a)	26	7,270
BioMarin Pharmaceutical, Inc. (a)	30	2,964
Bio-Rad Laboratories, Inc., Class A (a)	4	1,933
Corteva, Inc.	47	2,808
Gilead Sciences, Inc.	222	18,429
Horizon Therapeutics plc (a)	39	4,274
Illumina, Inc. (a)	28	6,470
Incyte Corp. (a)	32	2,313
Moderna, Inc. (a)	56	8,611
Regeneron Pharmaceuticals, Inc. (a)	19	15,719
Royalty Pharma plc, Class A	23	827
Seagen, Inc. (a)	25	5,011
United Therapeutics Corp. (a)	10	2,215
Vertex Pharmaceuticals, Inc. (a)	44	13,994

		119,918

Commercial Services — 1.6%
Affirm Holdings, Inc., Class A (a)	23	258
Automatic Data Processing, Inc.	91	20,240
Block, Inc., Class A (a)	119	8,187
Booz Allen Hamilton Holding Corp., Class A	9	851
Cass Information Systems, Inc.	2	70

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Commercial Services — continued
Cintas Corp.	6	2,887
Clarivate plc, (United Kingdom) (a)	22	211
CoStar Group, Inc. (a)	24	1,656
Equifax, Inc.	9	1,853
Euronet Worldwide, Inc. (a)	6	650
EVERTEC, Inc., (Puerto Rico)	6	219
FleetCor Technologies, Inc. (a)	15	3,250
Flywire Corp. (a)	4	109
Gartner, Inc. (a)	8	2,508
Global Payments, Inc.	59	6,215
I3 Verticals, Inc., Class A (a)	3	68
MarketAxess Holdings, Inc.	8	3,246
MoneyGram International, Inc. (a)	10	102
Moody’s Corp.	30	9,078
Paylocity Holding Corp. (a)	10	2,075
Paymentus Holdings, Inc., Class A (a)	3	23
Payoneer Global, Inc. (a)	24	148
PayPal Holdings, Inc. (a)	235	17,883
Quanta Services, Inc.	9	1,502
Remitly Global, Inc. (a)	10	173
Repay Holdings Corp., Class A (a)	10	68
Robert Half International, Inc.	9	688
Rollins, Inc.	15	577
S&P Global, Inc.	57	19,683
Sabre Corp. (a)	37	158
Shift4 Payments, Inc., Class A (a)	6	447
Toast, Inc., Class A (a)	48	846
TransUnion	15	903
U-Haul Holding Co.	8	413
United Rentals, Inc.	5	1,818
Verisk Analytics, Inc., Class A	10	1,944
WEX, Inc. (a)	5	920

		111,927

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	50	3,786
Estee Lauder Cos., Inc. (The), Class A	15	3,799
Procter & Gamble Co. (The)	154	22,954

		30,539

Food — 0.4%
Campbell Soup Co.	18	997
Conagra Brands, Inc.	38	1,425
General Mills, Inc.	42	3,602
Hershey Co. (The)	11	2,719
Hormel Foods Corp.	23	933
J M Smucker Co. (The)	8	1,211
Kellogg Co.	17	1,145
Kraft Heinz Co. (The)	54	2,100
Kroger Co. (The)	50	2,474
Lamb Weston Holdings, Inc.	8	865

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — continued
McCormick & Co., Inc.	16	1,367
Mondelez International, Inc., Class A	92	6,397
Sysco Corp.	31	2,413
Tyson Foods, Inc., Class A	23	1,350

		28,998

Healthcare - Products — 3.4%
Abbott Laboratories	115	11,638
Align Technology, Inc. (a)	5	1,664
Avantor, Inc. (a)	120	2,543
Baxter International, Inc.	29	1,187
Bio-Techne Corp.	26	1,909
Boston Scientific Corp. (a)	96	4,792
Cooper Cos., Inc. (The)	3	1,068
Danaher Corp.	285	71,901
DENTSPLY SIRONA, Inc.	16	619
Edwards Lifesciences Corp. (a)	40	3,321
Exact Sciences Corp. (a)	29	1,984
GE HealthCare Technologies, Inc. (a)	23	1,911
Hologic, Inc. (a)	14	1,166
IDEXX Laboratories, Inc. (a)	5	2,480
Insulet Corp. (a)	4	1,324
Intuitive Surgical, Inc. (a)	22	5,730
Masimo Corp. (a)	3	588
Medtronic plc, (Ireland)	89	7,163
Novocure Ltd., (Jersey) (a)	3	180
PerkinElmer, Inc.	23	3,038
Repligen Corp. (a)	9	1,512
ResMed, Inc.	9	1,908
STERIS plc	6	1,171
Stryker Corp.	22	6,335
Teleflex, Inc.	3	636
Thermo Fisher Scientific, Inc.	146	84,312
Waters Corp. (a)	10	3,189
West Pharmaceutical Services, Inc.	13	4,609
Zimmer Biomet Holdings, Inc.	15	1,894

		231,772

Healthcare - Services — 4.2%
Catalent, Inc. (a)	60	3,963
Centene Corp. (a)	37	2,344
Charles River Laboratories International, Inc. (a)	9	1,755
DaVita, Inc. (a)	2	185
Elevance Health, Inc.	16	7,280
HCA Healthcare, Inc.	13	3,512
Humana, Inc.	8	3,936
IQVIA Holdings, Inc. (a)	32	6,457
Laboratory Corp. of America Holdings	5	1,207
Molina Healthcare, Inc. (a)	3	862
Quest Diagnostics, Inc.	7	973
UnitedHealth Group, Inc.	537	253,854
Universal Health Services, Inc., Class B	4	528

		286,856

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Household Products/Wares — 0.1%
Avery Dennison Corp.	7	1,179
Church & Dwight Co., Inc.	15	1,314
Clorox Co. (The)	9	1,395
Kimberly-Clark Corp.	22	2,915

		6,803

Pharmaceuticals — 8.2%
AbbVie, Inc.	312	49,776
AmerisourceBergen Corp.	12	1,860
Becton Dickinson and Co.	19	4,732
Bristol-Myers Squibb Co.	725	50,254
Cardinal Health, Inc.	19	1,431
Cigna Group (The)	20	5,053
CVS Health Corp.	88	6,532
Dexcom, Inc. (a)	24	2,808
Elanco Animal Health, Inc. (a)	26	245
Eli Lilly & Co.	267	91,785
Henry Schein, Inc. (a)	9	720
Jazz Pharmaceuticals plc, (Ireland) (a)	4	519
Johnson & Johnson	884	137,061
McKesson Corp.	10	3,416
Merck & Co., Inc.	859	91,397
Neurocrine Biosciences, Inc. (a)	16	1,625
Organon & Co.	69	1,625
Pfizer, Inc.	1,903	77,639
Viatris, Inc.	414	3,987
Zoetis, Inc., Class A	157	26,142

		558,607

Total Consumer Non-cyclical		1,534,357

Energy — 4.9%
Energy - Alternate Sources — 0.2%
Enphase Energy, Inc. (a)	23	4,822
First Solar, Inc. (a)	16	3,528
NextEra Energy Partners LP	9	569
Plug Power, Inc. (a)	43	500
SolarEdge Technologies, Inc., (Israel) (a)	9	2,828
Sunnova Energy International, Inc. (a)	11	173

		12,420

Oil & Gas — 4.0%
APA Corp.	68	2,462
Chesapeake Energy Corp.	26	1,986
Chevron Corp.	358	58,331
ConocoPhillips	244	24,180
Coterra Energy, Inc.	148	3,640
Devon Energy Corp.	122	6,176
Diamondback Energy, Inc.	33	4,399
EOG Resources, Inc.	117	13,442

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
EQT Corp.	66	2,103
Exxon Mobil Corp.	802	87,943
Hess Corp.	53	6,994
HF Sinclair Corp.	32	1,536
Marathon Oil Corp.	125	3,000
Marathon Petroleum Corp.	91	12,307
Occidental Petroleum Corp.	143	8,927
Ovintiv, Inc.	52	1,864
Phillips 66	92	9,321
Pioneer Natural Resources Co.	44	9,012
Texas Pacific Land Corp.	1	2,043
Valero Energy Corp.	75	10,432

		270,098

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	200	5,771
Halliburton Co.	185	5,842
Schlumberger NV	276	13,532

		25,145

Pipelines — 0.4%
Cheniere Energy, Inc.	43	6,708
Kinder Morgan, Inc.	388	6,802
ONEOK, Inc.	85	5,427
Targa Resources Corp.	40	2,944
Williams Cos., Inc. (The)	233	6,969

		28,850

Total Energy		336,513

Financial — 12.5%
Banks — 3.5%
Bank of America Corp.	2,015	57,642
Bank of New York Mellon Corp. (The)	146	6,618
Citigroup, Inc.	335	15,715
Citizens Financial Group, Inc.	108	3,291
Fifth Third Bancorp	143	3,812
First Citizens BancShares, Inc., Class A	3	2,848
First Horizon Corp.	111	1,982
First Republic Bank	95	1,332
Goldman Sachs Group, Inc. (The)	58	18,864
Huntington Bancshares, Inc.	313	3,505
KeyCorp.	220	2,758
M&T Bank Corp.	36	4,272
Morgan Stanley	597	52,438
Northern Trust Corp.	41	3,650
PNC Financial Services Group, Inc. (The)	74	9,375
Regions Financial Corp.	200	3,719
State Street Corp.	72	5,456
Truist Financial Corp.	241	8,220
US Bancorp	253	9,124
Webster Financial Corp.	50	1,971
Wells Fargo & Co.	646	24,132

		240,724

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — 4.6%
Ally Financial, Inc.	84	2,148
American Express Co.	109	17,948
Ameriprise Financial, Inc.	20	6,052
Apollo Global Management, Inc.	76	4,823
BlackRock, Inc., Class A	2	1,265
Capital One Financial Corp.	72	6,923
Cboe Global Markets, Inc.	18	2,416
Charles Schwab Corp. (The)	253	13,246
CME Group, Inc., Class A	63	12,109
Coinbase Global, Inc., Class A (a)	27	1,836
Discover Financial Services	54	5,326
Franklin Resources, Inc.	77	2,072
Intercontinental Exchange, Inc.	99	10,352
International Money Express, Inc. (a)	4	99
Invesco Ltd.	102	1,678
LPL Financial Holdings, Inc.	15	3,136
Mastercard, Inc., Class A	253	91,880
Nasdaq, Inc.	71	3,861
Raymond James Financial, Inc.	41	3,849
SEI Investments Co.	32	1,834
Synchrony Financial	105	3,061
T Rowe Price Group, Inc.	45	5,048
Tradeweb Markets, Inc., Class A	30	2,348
Visa, Inc., Class A	481	108,421
Western Union Co. (The)	39	437

		312,168

Insurance — 3.1%
Aflac, Inc.	111	7,137
Allstate Corp. (The)	52	5,721
American Financial Group, Inc.	17	2,071
American International Group, Inc.	124	6,244
Aon plc, Class A	36	11,437
Arch Capital Group Ltd., (Bermuda) (a)	71	4,807
Arthur J Gallagher & Co.	38	7,261
Assurant, Inc.	11	1,316
Berkshire Hathaway, Inc., Class B (a)	215	66,539
Brown & Brown, Inc.	46	2,627
Chubb Ltd., (Switzerland)	67	13,055
Cincinnati Financial Corp.	31	3,519
Equitable Holdings, Inc.	81	2,055
Erie Indemnity Co., Class A	7	1,557
Everest Re Group Ltd., (Bermuda)	9	3,053
Fidelity National Financial, Inc.	60	2,081
Globe Life, Inc.	23	2,479
Hartford Financial Services Group, Inc. (The)	65	4,536
Loews Corp.	48	2,799
Markel Corp. (a)	3	3,588

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Marsh & McLennan Cos., Inc.	86	14,377
MetLife, Inc.	125	7,237
Principal Financial Group, Inc.	51	3,757
Progressive Corp. (The)	100	14,276
Prudential Financial, Inc.	60	4,973
Travelers Cos., Inc. (The)	42	7,256
Willis Towers Watson plc, (United Kingdom)	20	4,558
WR Berkley Corp.	47	2,925

		213,241

Private Equity — 0.4%
Ares Management Corp., Class A	32	2,636
Blackstone, Inc.	163	14,283
Carlyle Group, Inc. (The)	62	1,940
KKR & Co., Inc.	101	5,316

		24,175

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	24	1,718

REITS — 0.9%
Alexandria Real Estate Equities, Inc.	10	1,237
American Homes 4 Rent, Class A	17	542
American Tower Corp.	30	6,069
Annaly Capital Management, Inc.	98	1,871
AvalonBay Communities, Inc.	10	1,693
Boston Properties, Inc.	12	662
Camden Property Trust	6	587
Crown Castle, Inc.	27	3,561
Digital Realty Trust, Inc.	20	1,938
Equinix, Inc.	6	4,132
Equity LifeStyle Properties, Inc.	10	661
Equity Residential	27	1,626
Essex Property Trust, Inc.	4	811
Extra Space Storage, Inc.	9	1,428
Gaming and Leisure Properties, Inc.	15	796
Healthcare Realty Trust, Inc., Class A	21	401
Healthpeak Properties, Inc.	36	786
Host Hotels & Resorts, Inc.	43	714
Invitation Homes, Inc.	38	1,199
Iron Mountain, Inc.	17	889
Kimco Realty Corp.	40	785
Medical Properties Trust, Inc.	44	360
Mid-America Apartment Communities, Inc.	8	1,171
Prologis, Inc.	59	7,373
Public Storage	10	2,919
Realty Income Corp.	38	2,376
Regency Centers Corp.	8	466
SBA Communications Corp., Class A	7	1,734
Simon Property Group, Inc.	21	2,335
Sun Communities, Inc.	7	998

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
UDR, Inc.	18	740
Ventas, Inc.	28	1,199
VICI Properties, Inc., Class A	57	1,869
Welltower, Inc.	33	2,332
Weyerhaeuser Co.	47	1,430
WP Carey, Inc.	12	925

		60,615

Total Financial		852,641

Industrial — 7.6%
Aerospace/Defense — 0.6%
Boeing Co. (The) (a)	38	8,052
General Dynamics Corp.	16	3,606
HEICO Corp.	2	372
HEICO Corp., Class A	4	524
Howmet Aerospace, Inc.	27	1,130
L3Harris Technologies, Inc.	14	2,666
Lockheed Martin Corp.	15	7,326
Northrop Grumman Corp.	10	4,554
Raytheon Technologies Corp.	97	9,518
TransDigm Group, Inc.	3	2,365

		40,113

Building Materials — 0.2%
Carrier Global Corp.	57	2,630
Fortune Brands Innovations, Inc.	12	709
Johnson Controls International plc	47	2,824
Lennox International, Inc.	2	511
Martin Marietta Materials, Inc.	5	1,679
Masco Corp.	16	771
Mohawk Industries, Inc. (a)	8	813
Owens Corning	8	735
Trane Technologies plc, (Ireland)	16	2,899
Vulcan Materials Co.	9	1,590

		15,161

Electrical Components & Equipments — 0.1%
AMETEK, Inc.	17	2,443
Emerson Electric Co.	40	3,505
Generac Holdings, Inc. (a)	5	582

		6,530

Electronics — 2.1%
Agilent Technologies, Inc.	53	7,305
Allegion plc, (Ireland)	5	513
Amphenol Corp., Class A	496	40,494
Arrow Electronics, Inc. (a)	51	6,429
Fortive Corp.	24	1,611
Garmin Ltd., (Switzerland)	20	2,035
Honeywell International, Inc.	45	8,552
Hubbell, Inc., Class B	5	1,275
Keysight Technologies, Inc. (a)	147	23,739
Mettler-Toledo International, Inc. (a)	4	5,969

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — continued
Sensata Technologies Holding plc	9	458
TE Connectivity Ltd.	262	34,409
Trimble, Inc. (a)	204	10,704

		143,493

Engineering & Construction — 0.0% (g)
AECOM	9	779
Jacobs Solutions, Inc.	10	1,200
Star Group LP	4	48

		2,027

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	13	696
Pure Cycle Corp. (a)	3	31
Republic Services, Inc., Class A	14	1,937
Waste Connections, Inc., (Canada)	19	2,608
Waste Management, Inc.	28	4,526

		9,798

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	4	947
Stanley Black & Decker, Inc.	11	866

		1,813

Machinery—Construction & Mining — 0.1%
Caterpillar, Inc.	34	7,840

Machinery—Diversified — 0.4%
Cognex Corp.	143	7,074
Deere & Co.	19	7,784
Dover Corp.	10	1,496
Graco, Inc.	17	1,229
IDEX Corp.	4	850
Ingersoll Rand, Inc.	27	1,597
Nordson Corp.	2	485
Otis Worldwide Corp.	32	2,722
Rockwell Automation, Inc.	8	2,318
Toro Co. (The)	10	1,149
Westinghouse Air Brake Technologies Corp.	14	1,376
Xylem, Inc.	14	1,475

		29,555

Miscellaneous Manufacturers — 0.7%
3M Co.	37	3,929
AO Smith Corp.	10	662
Axon Enterprise, Inc. (a)	4	888
Carlisle Cos., Inc.	4	831
Eaton Corp. plc	27	4,605
General Electric Co.	73	6,996
Illinois Tool Works, Inc.	21	5,026
Parker-Hannifin Corp.	9	3,070
Teledyne Technologies, Inc. (a)	39	17,257
Textron, Inc.	15	1,063

		44,327

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	119	1,350
Ball Corp.	22	1,222
Crown Holdings, Inc.	8	700
Packaging Corp. of America	7	929
Sealed Air Corp.	11	488
Westrock Co.	24	745

		5,434

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	4	774

Transportation — 3.1%
CH Robinson Worldwide, Inc.	89	8,860
CSX Corp.	137	4,108
Expeditors International of Washington, Inc.	120	13,257
FedEx Corp.	176	40,141
JB Hunt Transport Services, Inc.	6	1,037
Knight-Swift Transportation Holdings, Inc., Class A	12	660
Norfolk Southern Corp.	16	3,332
Old Dominion Freight Line, Inc.	6	2,109
Union Pacific Corp.	40	8,146
United Parcel Service, Inc., Class B	657	127,496

		209,146

Total Industrial		516,011

Technology — 27.5%
Computers — 8.3%
Accenture plc, (Ireland), Class A	65	18,439
Apple, Inc.	2,946	485,716
Cognizant Technology Solutions Corp., Class A	56	3,425
Conduent, Inc. (a)	21	73
Crowdstrike Holdings, Inc., Class A (a)	51	7,011
Dell Technologies, Inc., Class C	50	1,995
EPAM Systems, Inc. (a)	5	1,629
ExlService Holdings, Inc. (a)	4	621
Fortinet, Inc. (a)	167	11,128
Hewlett Packard Enterprise Co.	246	3,918
HP, Inc.	187	5,500
International Business Machines Corp.	93	12,246
Leidos Holdings, Inc.	10	907
Maximus, Inc.	7	556
NetApp, Inc.	39	2,496
Seagate Technology Holdings plc	36	2,357
TaskUS, Inc., Class A (a)	3	48
TTEC Holdings, Inc.	2	84
Western Digital Corp. (a)	62	2,350
Zscaler, Inc. (a)	22	2,562

		563,061

Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A (a)	43	13,577

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — 5.6%
Advanced Micro Devices, Inc. (a)	279	27,350
Analog Devices, Inc.	89	17,477
Applied Materials, Inc.	150	18,406
Broadcom, Inc.	73	46,518
Entegris, Inc.	24	1,975
Intel Corp.	718	23,469
KLA Corp.	24	9,631
Lam Research Corp.	23	12,369
Marvell Technology, Inc.	147	6,364
Microchip Technology, Inc.	95	7,921
Micron Technology, Inc.	190	11,458
Monolithic Power Systems, Inc.	8	3,830
NVIDIA Corp.	423	117,458
NXP Semiconductors NV, (Netherlands)	44	8,173
ON Semiconductor Corp. (a)	75	6,208
Qorvo, Inc. (a)	16	1,659
QUALCOMM, Inc.	192	24,543
Skyworks Solutions, Inc.	28	3,337
Teradyne, Inc.	26	2,762
Texas Instruments, Inc.	155	28,920
Wolfspeed, Inc. (a)	19	1,233

		381,061

Software — 13.4%
Activision Blizzard, Inc.	102	8,749
Adobe, Inc. (a)	117	45,054
Akamai Technologies, Inc. (a)	16	1,215
ANSYS, Inc. (a)	22	7,211
Aspen Technology, Inc. (a)	7	1,659
Atlassian Corp., (Australia), Class A (a)	38	6,558
Autodesk, Inc. (a)	54	11,190
AvidXchange Holdings, Inc. (a)	6	50
Bentley Systems, Inc., Class B	50	2,152
Bill.com Holdings, Inc. (a)	23	1,830
Black Knight, Inc. (a)	35	2,040
Broadridge Financial Solutions, Inc.	27	3,989
Cadence Design Systems, Inc. (a)	68	14,381
Ceridian HCM Holding, Inc. (a)	35	2,550
Cloudflare, Inc., Class A (a)	23	1,448
Concentrix Corp.	5	619
CSG Systems International, Inc.	4	199
Datadog, Inc., Class A (a)	63	4,563
DocuSign, Inc., Class A (a)	52	3,004
Dropbox, Inc., Class A (a)	65	1,401
Dynatrace, Inc. (a)	54	2,283
Electronic Arts, Inc.	34	4,124
Fair Isaac Corp. (a)	6	4,307
Fidelity National Information Services, Inc.	133	7,244

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Fiserv, Inc. (a)	132	14,958
HubSpot, Inc. (a)	12	5,008
Intuit, Inc.	67	29,929
Jack Henry & Associates, Inc.	16	2,423
Microsoft Corp.	1,778	512,611
MongoDB, Inc., Class A (a)	7	1,568
MSCI, Inc., Class A	14	8,010
Oracle Corp.	409	38,019
Palantir Technologies, Inc., Class A (a)	434	3,667
Paychex, Inc.	72	8,193
Paycom Software, Inc. (a)	12	3,798
PTC, Inc. (a)	27	3,463
ROBLOX Corp., Class A (a)	43	1,942
Roper Technologies, Inc.	27	11,928
Salesforce, Inc. (a)	252	50,350
ServiceNow, Inc. (a)	51	23,484
Snowflake, Inc., Class A (a)	23	3,571
Splunk, Inc. (a)	39	3,776
SS&C Technologies Holdings, Inc.	50	2,837
Synopsys, Inc. (a)	39	14,966
Take-Two Interactive Software, Inc. (a)	20	2,406
Twilio, Inc., Class A (a)	19	1,274
Tyler Technologies, Inc. (a)	11	3,747
Unity Software, Inc. (a)	62	1,996
Veeva Systems, Inc., Class A (a)	9	1,736
Verra Mobility Corp., Class A (a)	16	266
VMware, Inc., Class A (a)	53	6,645
Workday, Inc., Class A (a)	51	10,608
Zoom Video Communications, Inc., Class A (a)	55	4,066
ZoomInfo Technologies, Inc., Class A (a)	62	1,543

		916,608

Total Technology		1,874,307

Utilities — 2.7%
Electric — 2.5%
AES Corp. (The)	111	2,666
ALLETE, Inc.	6	414
Alliant Energy Corp.	42	2,222
Altus Power, Inc., Class A (a)	5	28
Ameren Corp.	44	3,774
American Electric Power Co., Inc.	92	8,388
Avangrid, Inc.	9	347
Avista Corp.	1	42
Black Hills Corp.	7	463
CenterPoint Energy, Inc.	106	3,109
Clearway Energy, Inc., Class A	4	126
Clearway Energy, Inc., Class C	9	266
CMS Energy Corp.	49	3,002
Consolidated Edison, Inc.	64	6,153
Constellation Energy Corp.	57	4,487

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Electric — continued
Dominion Energy, Inc.	142		7,947
DTE Energy Co.	35		3,786
Duke Energy Corp.	135		13,012
Edison International	66		4,652
Entergy Corp.	39		4,197
Evergy, Inc.	39		2,384
Eversource Energy	58		4,576
Exelon Corp.	175		7,313
FirstEnergy Corp.	92		3,673
Genie Energy Ltd., Class B	3		41
Hawaiian Electric Industries, Inc.	12		473
IDACORP, Inc.	6		612
MGE Energy, Inc.	4		327
NextEra Energy, Inc.	341		26,313
NorthWestern Corp.	7		382
NRG Energy, Inc.	43		1,481
OGE Energy Corp.	22		831
Ormat Technologies, Inc.	5		409
Otter Tail Corp.	4		302
PG&E Corp. (a)	250		4,050
Pinnacle West Capital Corp.	12		982
PNM Resources, Inc.	9		448
Portland General Electric Co.	10		492
PPL Corp.	124		3,453
Public Service Enterprise Group, Inc.	89		5,580
Sempra Energy	55		8,350
Southern Co. (The)	191		13,278
Unitil Corp.	2		118
Via Renewables, Inc., Class A	—	(h)	7
Vistra Corp.	54		1,285
WEC Energy Group, Inc.	55		5,212
Xcel Energy, Inc.	95		6,374

			167,827

Gas — 0.1%
Atmos Energy Corp.	23		2,628
National Fuel Gas Co.	10		557
New Jersey Resources Corp.	11		574
NiSource, Inc.	73		2,047
Northwest Natural Holding Co.	4		202
ONE Gas, Inc.	6		473
RGC Resources, Inc.	2		41
Southwest Gas Holdings, Inc.	7		453
Spire, Inc.	6		413
UGI Corp.	38		1,315

			8,703

Water — 0.1%
American States Water Co.	4		375
American Water Works Co., Inc.	32		4,682
Artesian Resources Corp., Class A	1		58

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Water — continued
California Water Service Group	6	354
Consolidated Water Co. Ltd., (Cayman Islands)	2	40
Essential Utilities, Inc.	42	1,819
SJW Group	3	221
York Water Co. (The)	2	90

		7,639

Total Utilities		184,169

Total Common Stocks (Cost $6,058,537)		6,768,335

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.2%
Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd., 4.18%, 04/03/2023	57,356	57,356
Citibank NA, 4.18%, 04/03/2023	11,790	11,790
Sumitomo Mitsui Banking Corp., 4.18%, 04/03/2023	14,478	14,478
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 04/03/2023	1,049	1,049

Total Short-Term Investments (Cost $84,673)		84,673

Total Investments — 100.5% (Cost - $6,143,210) *		6,853,008
Liabilities in Excess of Other Assets — (0.5)%		(34,145)

NET ASSETS — 100.0%		$6,818,863

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
ASX SPI 200 Index	15	06/2023	USD	1,262	47
E-mini Consumer Discretionary Select Sector Index	8	06/2023	USD	1,151	68
E-mini Consumer Staples Select Sector Index	7	06/2023	USD	511	20
E-mini Financial Select Sector Index	20	06/2023	USD	1,950	46
E-mini Health Care Select Sector Index	19	06/2023	USD	2,426	81
E-mini Technology Select Sector Index	15	06/2023	USD	2,080	224
E-mini Utilities Select Sector Index	12	06/2023	USD	793	33
Micro E-mini NASDAQ 100	218	06/2023	USD	5,341	458
Micro E-mini Russell 2000	7	06/2023	USD	62	1
Micro E-mini S&P 500 Index	376	06/2023	USD	7,358	421
S&P 500 E-mini Index	96	06/2023	USD	19,032	829

Total unrealized appreciation (depreciation)					2,228

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Software	13.4%
Internet	12.5%
Computers	8.2%
Pharmaceuticals	8.2%
Semiconductors	5.6%
Diversified Financial Services	4.6%
Healthcare - Services	4.2%
Oil & Gas	3.9%
Banks	3.5%
Healthcare - Products	3.4%
Insurance	3.1%
Transportation	3.1%
Retail	2.8%
Electric	2.4%
Electronics	2.1%
Beverages	2.0%
Telecommunications	1.9%
Biotechnology	1.8%
Commercial Services	1.6%
Auto Manufacturers	1.2%
Media	1.0%
Others (Each less than 1.0%)	8.3%
Short-Term Investments	1.2%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 97.2%
Australia — 1.3%
Ampol Ltd.	10	205
ANZ Group Holdings Ltd.	128	1,966
APA Group	50	338
Aristocrat Leisure Ltd.	25	633
ASX Ltd.	8	367
Aurizon Holdings Ltd.	78	177
BHP Group Ltd.	216	6,825
BlueScope Steel Ltd.	20	269
Brambles Ltd.	59	534
Cochlear Ltd.	3	448
Coles Group Ltd.	57	688
Commonwealth Bank of Australia	72	4,770
Computershare Ltd.	23	337
CSL Ltd.	21	3,981
Dexus	45	230
EBOS Group Ltd.	7	202
Endeavour Group Ltd.	61	277
Fortescue Metals Group Ltd.	72	1,086
Goodman Group	72	915
GPT Group (The)	80	227
IDP Education Ltd.	9	163
IGO Ltd.	29	251
Insurance Australia Group Ltd.	105	332
Lendlease Corp. Ltd.	29	143
Lottery Corp. Ltd (The)	95	326
Macquarie Group Ltd.	16	1,859
Medibank Pvt Ltd.	118	266
Mineral Resources Ltd.	7	394
Mirvac Group	164	230
National Australia Bank Ltd.	134	2,504
Newcrest Mining Ltd.	38	679
Northern Star Resources Ltd.	49	406
Orica Ltd.	19	201
Origin Energy Ltd.	73	409
Pilbara Minerals Ltd.	109	290
Qantas Airways Ltd. (a)	39	175
QBE Insurance Group Ltd.	63	619
Ramsay Health Care Ltd.	8	349

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
Australia — continued
REA Group Ltd.	2	213
Reece Ltd.	10	114
Rio Tinto Ltd.	16	1,272
Santos Ltd.	134	617
Scentre Group	218	403
SEEK Ltd.	14	234
Sonic Healthcare Ltd.	19	455
South32 Ltd.	195	572
Stockland	100	268
Suncorp Group Ltd.	54	442
Telstra Group Ltd.	172	486
Transurban Group	131	1,248
Treasury Wine Estates Ltd.	31	270
Vicinity Ltd.	163	214
Washington H Soul Pattinson & Co. Ltd.	9	182
Wesfarmers Ltd.	48	1,636
Westpac Banking Corp.	149	2,173
WiseTech Global Ltd.	6	279
Woodside Energy Group Ltd.	81	1,807
Woolworths Group Ltd.	52	1,317

		48,273

Austria — 0.3%
Erste Group Bank AG	105	3,471
OMV AG	60	2,734
Verbund AG	22	1,940
voestalpine AG	59	1,991

		10,136

Belgium — 1.7%
Ageas SA	49	2,126
Anheuser-Busch InBev SA	681	45,392
D’ieteren Group	1	138
Elia Group SA	11	1,446
Groupe Bruxelles Lambert NV	30	2,592
KBC Group NV	76	5,239
Sofina SA	5	1,063
Solvay SA	2	241
UCB SA	27	2,455
Umicore SA	6	215
Warehouses De Pauw CVA	5	139

		61,046

Canada — 1.0%
Agnico Eagle Mines Ltd.	10	527
Air Canada (a)	4	52
Algonquin Power & Utilities Corp.	14	118
Alimentation Couche-Tard, Inc.	17	857
AltaGas Ltd.	6	98
ARC Resources Ltd.	13	150

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)

Common Stocks — continued
Canada — continued
Bank of Montreal	14		1,267
Bank of Nova Scotia (The)	25		1,261
Barrick Gold Corp.	37		687
BCE, Inc.	2		69
Brookfield Asset Management Ltd., Class A	7		243
Brookfield Corp.	30		970
BRP, Inc.	1		60
CAE, Inc. (a)	7		150
Cameco Corp.	9		238
Canadian Apartment Properties REIT	2		62
Canadian Imperial Bank of Commerce	19		807
Canadian National Railway Co.	12		1,425
Canadian Natural Resources Ltd.	23		1,287
Canadian Pacific Railway Ltd.	20		1,505
Canadian Tire Corp. Ltd., Class A	1		151
Canadian Utilities Ltd., Class A	3		76
CCL Industries, Inc., Class B	3		156
Cenovus Energy, Inc.	30		528
CGI, Inc. (a)	4		428
Constellation Software, Inc.	—	(h)	795
Descartes Systems Group, Inc. (The) (a)	2		143
Dollarama, Inc.	6		343
Element Fleet Management Corp.	8		108
Emera, Inc.	6		231
Empire Co. Ltd., Class A	3		90
Enbridge, Inc.	43		1,622
Fairfax Financial Holdings Ltd.	—	(h)	317
First Quantum Minerals Ltd.	12		284
FirstService Corp.	1		119
Fortis, Inc.	10		429
Franco-Nevada Corp.	4		587
George Weston Ltd.	1		198
GFL Environmental, Inc.	4		132
Gildan Activewear, Inc., Class A	4		126
Great-West Lifeco, Inc.	6		156
Hydro One Ltd. (e)	7		197
iA Financial Corp., Inc.	2		140
IGM Financial, Inc.	2		52
Imperial Oil Ltd.	4		226
Intact Financial Corp.	4		527
Ivanhoe Mines Ltd., Class A (a)	13		116
Keyera Corp.	5		101
Kinross Gold Corp.	26		125
Loblaw Cos. Ltd.	3		311
Lundin Mining Corp.	14		93
Magna International, Inc.	6		306
Manulife Financial Corp.	40		726

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
Canada — continued
Metro, Inc.	5	272
National Bank of Canada	7	506
Northland Power, Inc.	5	128
Nutrien Ltd.	11	807
Nuvei Corp. (a)	1	59
Onex Corp.	1	70
Open Text Corp.	6	219
Pan American Silver Corp.	8	139
Parkland Corp.	3	70
Pembina Pipeline Corp.	12	375
Power Corp. of Canada	12	296
Quebecor, Inc., Class B	3	80
Restaurant Brands International, Inc.	6	411
RioCan Real Estate Investment Trust	3	48
Ritchie Bros Auctioneers, Inc.	4	214
Rogers Communications, Inc., Class B	7	345
Royal Bank of Canada	29	2,779
Saputo, Inc.	5	137
Shaw Communications, Inc., Class B	10	300
Shopify, Inc., Class A (a)	25	1,199
Sun Life Financial, Inc.	12	576
Suncor Energy, Inc.	28	883
TC Energy Corp.	21	827
Teck Resources Ltd., Class B	10	348
TELUS Corp.	10	196
TFI International, Inc.	2	196
Thomson Reuters Corp.	4	460
TMX Group Ltd.	1	118
Toromont Industries Ltd.	2	143
Toronto-Dominion Bank (The)	38	2,282
Tourmaline Oil Corp.	7	281
West Fraser Timber Co. Ltd.	1	86
Wheaton Precious Metals Corp.	9	457
WSP Global, Inc.	3	343

		37,422

Cayman Islands — 0.0% (g)
Parade Technologies Ltd.	6	208

Chile — 0.1%
Antofagasta plc	199	3,898

China — 0.0% (g)
Silergy Corp.	25	397

Denmark — 3.1%
AP Moller - Maersk A/S, Class A	1	1,522
AP Moller - Maersk A/S, Class B	1	2,541

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — continued
Carlsberg A/S, Class B	76	11,843
Chr Hansen Holding A/S	3	230
Coloplast A/S, Class B	3	447
Danske Bank A/S (a)	210	4,228
Demant A/S (a)	3	97
DSV A/S	52	10,074
Genmab A/S (a)	2	705
Novo Nordisk A/S, Class B	360	57,152
Novozymes A/S, Class B	6	301
Orsted AS (e)	62	5,316
Pandora A/S	73	6,985
ROCKWOOL A/S, Class B	3	616
Tryg A/S	110	2,400
Vestas Wind Systems A/S	280	8,155

		112,612

Finland — 0.9%
Elisa OYJ	4	247
Fortum OYJ (a)	147	2,254
Kesko OYJ, Class B	8	168
Kone OYJ, Class B	94	4,923
Metso Outotec OYJ	184	2,009
Neste OYJ	12	600
Nokia OYJ	154	755
Nordea Bank Abp	1,008	10,768
Orion OYJ, Class B	23	1,031
Sampo OYJ, Class A	146	6,899
Stora Enso OYJ, Class R	16	203
UPM-Kymmene OYJ (a)	15	508
Wartsila OYJ Abp	130	1,228

		31,593

France — 17.7%
Accor SA (a)	5	158
Aeroports de Paris (a)	8	1,165
Air Liquide SA	15	2,505
Airbus SE	164	21,904
Alstom SA	89	2,416
Amundi SA (e)	19	1,180
Arkema SA	2	179
AXA SA	573	17,497
BioMerieux	1	126
BNP Paribas SA	339	20,223
Bollore SE	27	169
Bouygues SA	62	2,106
Bureau Veritas SA	82	2,348
Capgemini SE	5	877
Carrefour SA	17	339
Cie de Saint-Gobain	136	7,726

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
France — continued
Cie Generale des Etablissements Michelin SCA	19	589
Covivio SA	1	80
Credit Agricole SA	371	4,182
Danone SA	295	18,363
Dassault Aviation SA	7	1,382
Dassault Systemes SE	19	780
Edenred	7	432
Eiffage SA	23	2,502
Engie SA	603	9,536
EssilorLuxottica SA	8	1,504
Eurazeo SE	13	950
Gecina SA	1	138
Getlink SE	122	2,013
Hermes International	25	51,442
Ipsen SA	8	896
Kering SA	60	39,171
Klepierre SA	6	139
La Francaise des Jeux SAEM (e)	3	126
Legrand SA	74	6,756
L’Oreal SA	7	3,084
LVMH Moet Hennessy Louis Vuitton SE	222	203,767
Orange SA	57	673
Pernod Ricard SA	162	36,632
Publicis Groupe SA	6	503
Remy Cointreau SA	18	3,327
Renault SA (a)	140	5,720
Safran SA	95	14,030
Sanofi	248	26,900
Sartorius Stedim Biotech	1	238
Schneider Electric SE	151	25,155
SEB SA	1	87
Societe Generale SA	246	5,542
Sodexo SA	3	246
Teleperformance	16	3,951
Thales SA	30	4,381
TotalEnergies SE	1,006	59,294
Unibail - Rodamco-Westfield (a)	3	182
Valeo	6	131
Veolia Environnement SA	220	6,774
Vinci SA	149	17,118
Vivendi SE	21	207
Wendel SE	8	864
Worldline SA (a) (e)	7	288

		640,993

Germany — 11.9%
adidas AG	130	23,032
Allianz SE (Registered)	123	28,378

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)

Common Stocks — continued
Germany — continued
BASF SE	26		1,373
Bayer AG (Registered)	214		13,650
Bayerische Motoren Werke AG	242		26,511
Bechtle AG	2		113
Beiersdorf AG	3		375
Brenntag SE	43		3,230
Carl Zeiss Meditec AG	1		161
Commerzbank AG (a)	324		3,414
Continental AG	3		233
Covestro AG (e)	6		228
Daimler Truck Holding AG (a)	126		4,240
Delivery Hero SE (a) (e)	5		176
Deutsche Bank AG (Registered)	630		6,402
Deutsche Boerse AG	58		11,270
Deutsche Lufthansa AG (Registered) (a)	166		1,846
Deutsche Post AG (Registered)	275		12,876
Deutsche Telekom AG (Registered)	93		2,245
E.ON SE	741		9,246
Evonik Industries AG	6		129
Fresenius Medical Care AG & Co. KGaA	6		251
Fresenius SE & Co. KGaA	12		325
GEA Group AG	42		1,922
Hannover Rueck SE	18		3,593
HeidelbergCement AG	4		304
HelloFresh SE (a)	5		112
Henkel AG & Co. KGaA	3		221
Infineon Technologies AG	766		31,467
KION Group AG	—	(h)	—	(h)
Knorr-Bremse AG	20		1,333
LEG Immobilien SE	2		117
Mercedes-Benz Group AG	586		45,070
Merck KGaA	28		5,236
MTU Aero Engines AG	15		3,716
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	43		14,927
Nemetschek SE	48		3,284
Puma SE	85		5,249
Rational AG	1		946
Rheinmetall AG	12		3,563
RWE AG	211		9,069
SAP SE	860		108,544
Scout24 SE (e)	2		137
Siemens AG (Registered)	212		34,379
Siemens Energy AG (a)	144		3,172
Siemens Healthineers AG (e)	8		464
Symrise AG, Class A	4		412
Telefonica Deutschland Holding AG	30		93
United Internet AG (Registered)	3		52

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Volkswagen AG	22	3,692
Vonovia SE	20	385
Zalando SE (a) (e)	6	266

		431,429

Hong Kong — 0.5%
AIA Group Ltd.	505	5,296
BOC Hong Kong Holdings Ltd.	160	497
Budweiser Brewing Co. APAC Ltd. (e)	75	227
CK Asset Holdings Ltd.	85	515
CK Hutchison Holdings Ltd.	115	711
CK Infrastructure Holdings Ltd.	28	150
CLP Holdings Ltd.	71	509
ESR Group Ltd. (e)	88	158
Futu Holdings Ltd., ADR (a)	3	131
Galaxy Entertainment Group Ltd. (a)	93	622
Hang Lung Properties Ltd.	86	161
Hang Seng Bank Ltd.	33	462
Henderson Land Development Co. Ltd.	62	215
HKT Trust & HKT Ltd.	163	216
Hong Kong & China Gas Co. Ltd.	478	421
Hong Kong Exchanges & Clearing Ltd.	50	2,199
Hongkong Land Holdings Ltd.	48	212
Jardine Matheson Holdings Ltd.	7	331
Link REIT	108	695
MTR Corp. Ltd.	67	323
New World Development Co. Ltd.	65	174
Power Assets Holdings Ltd.	60	319
Sino Land Co. Ltd.	152	206
SITC International Holdings Co. Ltd.	57	122
Sun Hung Kai Properties Ltd.	62	869
Swire Pacific Ltd., Class A	21	158
Swire Properties Ltd.	51	131
Techtronic Industries Co. Ltd.	59	634
WH Group Ltd. (e)	361	215
Wharf Real Estate Investment Co. Ltd.	72	415
Xinyi Glass Holdings Ltd.	79	141

		17,435

Ireland — 0.8%
AerCap Holdings NV (a)	46	2,601
AIB Group plc	326	1,320
Bank of Ireland Group plc	326	3,294
CRH plc	21	1,084
DCC plc	28	1,605
Experian plc	256	8,419
Flutter Entertainment plc (a)	5	876
James Hardie Industries plc, CDI	19	410
Kerry Group plc, Class A	73	7,294
Kingspan Group plc	43	2,950
Smurfit Kappa Group plc	7	264

		30,117

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
Italy — 3.3%
Amplifon SpA	4	124
Assicurazioni Generali SpA	338	6,739
Bio On Spa (a) (bb) (cc)	1	—
Davide Campari-Milano NV	410	4,999
DiaSorin SpA	1	77
Enel SpA	2,682	16,360
Eni SpA	1,011	14,096
Ferrari NV	92	24,947
FinecoBank Banca Fineco SpA	186	2,848
Infrastrutture Wireless Italiane SpA (e)	10	126
Intesa Sanpaolo SpA	4,920	12,627
Mediobanca Banca di Credito Finanziario SpA	180	1,807
Moncler SpA	165	11,365
Nexi SpA (a) (e)	17	135
Poste Italiane SpA (e)	159	1,624
Prysmian SpA	71	2,968
Recordati Industria Chimica e Farmaceutica SpA	23	965
Snam SpA	681	3,612
Telecom Italia SpA (a)	299	98
Terna - Rete Elettrica Nazionale	472	3,873
UniCredit SpA	585	11,031

		120,421

Japan — 6.0%
Advantest Corp.	7	640
Aeon Co. Ltd.	25	485
AGC, Inc.	7	276
Aisin Corp.	6	152
Ajinomoto Co., Inc.	17	598
ANA Holdings, Inc. (a)	6	135
Asahi Group Holdings Ltd.	17	648
Asahi Intecc Co. Ltd.	8	148
Asahi Kasei Corp.	47	331
Astellas Pharma, Inc.	70	989
Azbil Corp.	5	123
Bandai Namco Holdings, Inc.	23	492
BayCurrent Consulting, Inc.	5	208
Bridgestone Corp.	22	882
Brother Industries Ltd.	9	133
Canon, Inc.	38	844
Capcom Co. Ltd.	221	7,895
Central Japan Railway Co.	6	656
Chiba Bank Ltd. (The)	21	132
Chubu Electric Power Co., Inc.	24	257

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Chugai Pharmaceutical Co. Ltd.	26		632
COLOPL, Inc.	73		329
Concordia Financial Group Ltd.	42		153
CyberAgent, Inc.	17		142
Dai Nippon Printing Co. Ltd.	9		238
Daifuku Co. Ltd.	12		217
Dai-ichi Life Holdings, Inc.	37		686
Daiichi Sankyo Co. Ltd.	67		2,433
Daikin Industries Ltd.	10		1,704
Daito Trust Construction Co. Ltd.	2		239
Daiwa House Industry Co. Ltd.	23		532
Daiwa House REIT Investment Corp., Class A	—	(h)	172
Daiwa Securities Group, Inc.	51		238
DeNA Co. Ltd.	105		1,429
Denso Corp.	17		931
Dentsu Group, Inc.	8		271
Disco Corp.	3		384
East Japan Railway Co.	12		642
Eisai Co. Ltd.	10		551
ENEOS Holdings, Inc.	116		405
FANUC Corp.	37		1,318
Fast Retailing Co. Ltd.	7		1,467
Fuji Electric Co. Ltd.	5		190
FUJIFILM Holdings Corp.	14		701
Fujitsu Ltd.	8		1,013
GLP J-Reit	—	(h)	177
GMO Payment Gateway, Inc.	2		139
GungHo Online Entertainment, Inc.	56		1,031
Hakuhodo DY Holdings, Inc.	9		99
Hamamatsu Photonics KK	5		291
Hankyu Hanshin Holdings, Inc.	9		258
Hikari Tsushin, Inc.	1		112
Hirose Electric Co. Ltd.	1		157
Hitachi Construction Machinery Co. Ltd.	4		93
Hitachi Ltd.	37		2,028
Honda Motor Co. Ltd.	62		1,640
Hoshizaki Corp.	4		155
Hoya Corp.	14		1,503
Hulic Co. Ltd.	15		123
Ibiden Co. Ltd.	4		168
Idemitsu Kosan Co. Ltd.	8		171
Iida Group Holdings Co. Ltd.	5		88
Inpex Corp.	40		420
Isuzu Motors Ltd.	22		264
ITOCHU Corp.	45		1,475
Itochu Techno-Solutions Corp.	4		89
Japan Airlines Co. Ltd.	5		105

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Japan Exchange Group, Inc.	19		292
Japan Metropolitan Fund Invest	—	(h)	194
Japan Post Bank Co. Ltd.	56		456
Japan Post Holdings Co. Ltd.	91		735
Japan Post Insurance Co. Ltd.	7		115
Japan Real Estate Investment Corp.	—	(h)	191
Japan Tobacco, Inc.	46		961
JFE Holdings, Inc.	19		239
JSR Corp.	7		161
Kajima Corp.	16		196
Kansai Electric Power Co., Inc. (The)	27		259
KAO Corp.	18		689
KDDI Corp.	61		1,893
Keio Corp.	4		133
Keisei Electric Railway Co. Ltd.	5		154
Keyence Corp.	7		3,627
Kikkoman Corp.	6		286
Kintetsu Group Holdings Co. Ltd.	7		209
Kirin Holdings Co. Ltd.	31		490
Kobayashi Pharmaceutical Co. Ltd.	2		122
Kobe Bussan Co. Ltd.	6		156
Koei Tecmo Holdings Co. Ltd.	150		2,704
Koito Manufacturing Co. Ltd.	8		148
Komatsu Ltd.	35		874
Konami Group Corp.	119		5,448
Kose Corp.	1		155
Kubota Corp.	39		590
Kurita Water Industries Ltd.	4		183
Kyocera Corp.	12		631
Kyowa Kirin Co. Ltd.	10		223
Lasertec Corp.	3		515
Lixil Corp.	11		177
M3, Inc.	17		418
Makita Corp.	9		214
Marubeni Corp.	59		801
MatsukiyoCocokara & Co.	4		233
Mazda Motor Corp.	22		202
McDonald’s Holdings Co. Japan Ltd.	3		133
MEIJI Holdings Co. Ltd.	9		205
MINEBEA MITSUMI, Inc.	14		265
MISUMI Group, Inc.	11		271
Mitsubishi Chemical Group Corp.	49		289
Mitsubishi Corp.	48		1,714
Mitsubishi Electric Corp.	74		878
Mitsubishi Estate Co. Ltd.	43		509
Mitsubishi HC Capital, Inc.	25		127
Mitsubishi Heavy Industries Ltd.	12		446

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Mitsubishi UFJ Financial Group, Inc.	455		2,915
Mitsui & Co. Ltd.	55		1,702
Mitsui Chemicals, Inc.	7		183
Mitsui Fudosan Co. Ltd.	35		648
Mitsui OSK Lines Ltd.	13		329
MIXI, Inc.	48		972
Mizuho Financial Group, Inc.	92		1,301
MonotaRO Co. Ltd.	9		117
MS&AD Insurance Group Holdings, Inc.	16		505
Murata Manufacturing Co. Ltd.	22		1,329
NEC Corp.	9		359
Nexon Co. Ltd.	607		14,490
NGK Insulators Ltd.	9		118
Nidec Corp.	17		885
Nihon M&A Center Holdings, Inc.	11		84
Nintendo Co. Ltd.	1,406		54,607
Nippon Building Fund, Inc.	—	(h)	246
Nippon Express Holdings, Inc.	3		181
Nippon Paint Holdings Co. Ltd.	32		296
Nippon Prologis REIT, Inc.	—	(h)	174
Nippon Sanso Holdings Corp.	6		116
Nippon Shinyaku Co. Ltd.	2		88
Nippon Steel Corp.	31		724
Nippon Telegraph & Telephone Corp.	46		1,363
Nippon Yusen KK	19		432
Nissan Chemical Corp.	5		218
Nissan Motor Co. Ltd.	88		332
Nisshin Seifun Group, Inc.	7		85
Nissin Foods Holdings Co. Ltd.	2		219
Nitori Holdings Co. Ltd.	3		374
Nitto Denko Corp.	6		356
Nomura Holdings, Inc.	111		428
Nomura Real Estate Holdings, Inc.	4		97
Nomura Real Estate Master Fund, Inc.	—	(h)	182
Nomura Research Institute Ltd.	15		351
NTT Data Corp.	24		314
Obayashi Corp.	25		191
Obic Co. Ltd.	3		428
Odakyu Electric Railway Co. Ltd.	11		143
Oji Holdings Corp.	30		119
Olympus Corp.	46		815
Omron Corp.	7		416
Ono Pharmaceutical Co. Ltd.	14		285
Open House Group Co. Ltd.	3		113
Oracle Corp. Japan	2		108
Oriental Land Co. Ltd.	38		1,301
ORIX Corp.	46		750

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Osaka Gas Co. Ltd.	14	235
Otsuka Corp.	4	156
Otsuka Holdings Co. Ltd.	15	467
Pan Pacific International Holdings Corp.	14	279
Panasonic Holdings Corp.	84	751
Persol Holdings Co. Ltd.	7	133
Rakuten Group, Inc.	34	157
Recruit Holdings Co. Ltd.	55	1,510
Renesas Electronics Corp. (a)	45	646
Resona Holdings, Inc.	82	398
Ricoh Co. Ltd.	22	166
Rohm Co. Ltd.	3	275
SBI Holdings, Inc.	9	181
SCSK Corp.	6	83
Secom Co. Ltd.	8	493
Seiko Epson Corp.	11	153
Sekisui Chemical Co. Ltd.	14	202
Sekisui House Ltd.	23	473
Seven & i Holdings Co. Ltd.	29	1,297
SG Holdings Co. Ltd.	11	159
Sharp Corp.	8	59
Shimadzu Corp.	9	286
Shimano, Inc.	3	485
Shimizu Corp.	20	116
Shin-Etsu Chemical Co. Ltd.	71	2,289
Shionogi & Co. Ltd.	10	451
Shiseido Co. Ltd.	15	713
Shizuoka Financial Group, Inc.	17	118
SMC Corp.	2	1,166
SoftBank Corp.	109	1,262
SoftBank Group Corp.	46	1,804
Sompo Holdings, Inc.	12	468
Sony Group Corp.	48	4,372
Square Enix Holdings Co. Ltd.	109	5,248
Subaru Corp.	23	370
SUMCO Corp.	13	196
Sumitomo Chemical Co. Ltd.	57	192
Sumitomo Corp.	43	760
Sumitomo Electric Industries Ltd.	27	348
Sumitomo Metal Mining Co. Ltd.	9	356
Sumitomo Mitsui Financial Group, Inc.	50	1,989
Sumitomo Mitsui Trust Holdings, Inc.	13	443
Sumitomo Realty & Development Co. Ltd.	12	266
Suntory Beverage & Food Ltd.	5	194
Suzuki Motor Corp.	14	506
Sysmex Corp.	6	420
T&D Holdings, Inc.	20	249

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Taisei Corp.	7	210
Takeda Pharmaceutical Co. Ltd.	57	1,879
TDK Corp.	15	531
Terumo Corp.	25	665
TIS, Inc.	9	227
Tobu Railway Co. Ltd.	7	175
Toho Co. Ltd.	4	165
Tokio Marine Holdings, Inc.	70	1,345
Tokyo Electric Power Co. Holdings, Inc. (a)	58	209
Tokyo Electron Ltd.	17	2,089
Tokyo Gas Co. Ltd.	15	280
Tokyu Corp.	20	268
TOPPAN INC	10	204
Toray Industries, Inc.	53	300
Toshiba Corp.	15	494
Tosoh Corp.	10	137
TOTO Ltd.	5	178
Toyota Industries Corp.	6	306
Toyota Motor Corp.	404	5,745
Toyota Tsusho Corp.	8	341
Trend Micro, Inc.	5	245
Unicharm Corp.	15	633
USS Co. Ltd.	8	132
Welcia Holdings Co. Ltd.	4	75
West Japan Railway Co.	8	342
Yakult Honsha Co. Ltd.	5	356
Yamaha Corp.	5	209
Yamaha Motor Co. Ltd.	11	296
Yamato Holdings Co. Ltd.	11	187
Yaskawa Electric Corp.	9	399
Yokogawa Electric Corp.	9	143
Z Holdings Corp.	101	287
ZOZO, Inc.	5	105

		217,824

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	36	745

Luxembourg — 0.3%
ArcelorMittal SA	266	8,049
Aroundtown SA	30	42
Eurofins Scientific SE	4	257
Tenaris SA	14	194

		8,542

Macau — 0.0% (g)
Sands China Ltd. (a)	104	360

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — 7.7%
ABN AMRO Bank NV, CVA, GDR (e)	123	1,951
Adyen NV (a) (e)	1	980
Aegon NV	546	2,345
Akzo Nobel NV	5	406
Argenx SE (a)	2	575
ASM International NV	28	11,165
ASML Holding NV	237	161,226
Euronext NV (e)	26	2,009
EXOR NV (a)	33	2,725
Heineken Holding NV	90	8,288
Heineken NV	203	21,840
IMCD NV	16	2,591
ING Groep NV	1,137	13,499
JDE Peet’s NV	46	1,339
Just Eat Takeaway.com NV (a) (e)	5	99
Koninklijke Ahold Delhaize NV	30	1,019
Koninklijke DSM NV	5	592
Koninklijke KPN NV	95	337
Koninklijke Philips NV	25	467
NN Group NV	85	3,089
OCI NV	3	102
Prosus NV (a)	23	1,792
QIAGEN NV (a)	6	296
Randstad NV	33	1,974
Stellantis NV	1,643	29,883
Universal Music Group NV	21	521
Wolters Kluwer NV	71	9,017

		280,127

New Zealand — 0.0% (g)
Auckland International Airport Ltd. (a)	53	290
Fisher & Paykel Healthcare Corp. Ltd.	25	413
Mercury NZ Ltd.	30	119
Meridian Energy Ltd.	55	180
Spark New Zealand Ltd.	80	254
Xero Ltd. (a)	6	352

		1,608

Norway — 0.9%
Adevinta ASA, Class B (a)	9	65
Aker BP ASA	9	223
DNB Bank ASA	284	5,075
Equinor ASA	385	10,945
Gjensidige Forsikring ASA	62	1,007
Kongsberg Gruppen ASA	24	987
Mowi ASA	190	3,516
Norsk Hydro ASA	679	5,064
Orkla ASA	345	2,446
Salmar ASA	30	1,308
Telenor ASA	20	236
Yara International ASA	5	204

		31,076

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Portugal — 0.2%
EDP—Energias de Portugal SA	960	5,230
Galp Energia SGPS SA	203	2,298
Jeronimo Martins SGPS SA	8	190

		7,718

Singapore — 0.3%
CapitaLand Ascendas REIT	143	307
CapitaLand Integrated Commercial Trust	228	340
Capitaland Investment Ltd.	112	310
City Developments Ltd.	17	94
DBS Group Holdings Ltd.	77	1,917
Genting Singapore Ltd.	257	217
Grab Holdings Ltd., Class A (a)	57	170
Jardine Cycle & Carriage Ltd.	4	96
Keppel Corp. Ltd.	62	264
Mapletree Logistics Trust	139	180
Mapletree Pan Asia Commercial Trust	101	137
Oversea-Chinese Banking Corp. Ltd.	144	1,345
Sea Ltd., ADR (a)	15	1,335
Sembcorp Marine Ltd. (a)	1,997	179
Singapore Airlines Ltd.	57	248
Singapore Exchange Ltd.	35	249
Singapore Technologies Engineering Ltd.	66	182
Singapore Telecommunications Ltd.	352	653
United Overseas Bank Ltd.	50	1,126
UOL Group Ltd.	21	108
Venture Corp. Ltd.	13	166
Wilmar International Ltd.	82	259

		9,882

South Korea — 0.8%
Samsung Electronics Co. Ltd.	555	27,465
Samsung Electronics Co. Ltd. (Registered), GDR	2	2,436

		29,901

Spain — 2.6%
Acciona SA	8	1,704
ACS Actividades de Construccion y Servicios SA	60	1,927
Aena SME SA (a) (e)	21	3,379
Amadeus IT Group SA (a)	13	864
Banco Bilbao Vizcaya Argentaria SA	1,840	13,152
Banco Santander SA	5,123	19,090
CaixaBank SA	1,351	5,272
Cellnex Telecom SA (e)	16	628
Corp. ACCIONA Energias Renovables SA	24	922
EDP Renovaveis SA	85	1,950

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Spain — continued
Enagas SA	62	1,184
Endesa SA	109	2,357
Ferrovial SA	135	3,973
Grifols SA (a)	9	85
Iberdrola SA	2,029	25,279
Industria de Diseno Textil SA	31	1,050
Naturgy Energy Group SA	51	1,531
Red Electrica Corp. SA	104	1,826
Repsol SA	557	8,560
Telefonica SA	150	646

		95,379

Sweden — 2.9%
Alfa Laval AB	80	2,872
Assa Abloy AB, Class B	278	6,647
Atlas Copco AB, Class A	745	9,439
Atlas Copco AB, Class B	434	4,994
Boliden AB	138	5,421
Electrolux AB, Class B	6	78
Embracer Group AB, Class B (a)	20	92
Epiroc AB, Class A	183	3,640
Epiroc AB, Class B	108	1,836
EQT AB	108	2,216
Essity AB, Class B	17	494
Evolution AB (e)	5	695
Fastighets AB Balder, Class B (a)	18	74
Getinge AB, Class B	7	159
H & M Hennes & Mauritz AB, Class B	21	298
Hexagon AB, Class B	55	637
Holmen AB, Class B	3	102
Husqvarna AB, Class B	117	1,018
Industrivarden AB, Class A	40	1,080
Industrivarden AB, Class C	48	1,282
Indutrade AB	76	1,614
Investment AB Latour, Class B	41	831
Investor AB, Class A	152	3,102
Investor AB, Class B	555	11,063
Kinnevik AB, Class B (a)	73	1,089
L E Lundbergforetagen AB, Class B	23	1,056
Lifco AB, Class B	65	1,401
Nibe Industrier AB, Class B	421	4,797
Sagax AB, Class B	5	124
Sandvik AB	295	6,266
Securitas AB, Class B	135	1,203
Skandinaviska Enskilda Banken AB, Class A (a)	492	5,435
Skanska AB, Class B	95	1,449
SKF AB, Class B	106	2,098
Svenska Cellulosa AB SCA, Class B	17	227

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Svenska Handelsbanken AB, Class A	445		3,851
Swedbank AB, Class A	276		4,538
Swedish Orphan Biovitrum AB (a)	5		112
Tele2 AB, Class B	16		164
Telefonaktiebolaget LM Ericsson, Class B	83		486
Telia Co. AB	76		193
Volvo AB, Class A	55		1,185
Volvo AB, Class B	419		8,631
Volvo Car AB, Class B (a)	436		1,907

			105,896

Switzerland — 16.4%
ABB Ltd. (Registered)	436		14,994
Adecco Group AG (Registered)	45		1,623
Alcon, Inc.	14		1,009
Bachem Holding AG, Class B	1		99
Baloise Holding AG (Registered)	14		2,173
Banque Cantonale Vaudoise (Registered)	9		875
Barry Callebaut AG (Registered)	2		5,246
BKW AG	7		1,086
Chocoladefabriken Lindt & Spruengli AG	1		8,527
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	8,883
Cie Financiere Richemont SA (Registered), Class A	419		67,113
Clariant AG (Registered) (a)	6		103
Coca-Cola HBC AG	158		4,324
Credit Suisse Group AG (Registered)	1,075		966
EMS-Chemie Holding AG (Registered)	—	(h)	167
Geberit AG (Registered)	10		5,552
Givaudan SA (Registered)	—	(h)	859
Glencore plc	5,198		29,910
Holcim AG (a)	16		1,016
Julius Baer Group Ltd.	65		4,446
Kuehne + Nagel International AG (Registered)	15		4,494
Logitech International SA (Registered)	5		287
Lonza Group AG (Registered)	2		1,276
Nestle SA (Registered)	1,909		232,770
Novartis AG (Registered)	470		43,178
Partners Group Holding AG	7		6,514
Roche Holding AG	158		45,373
Schindler Holding AG	11		2,507
Schindler Holding AG (Registered)	6		1,368
SGS SA (Registered)	2		3,904
SIG Group AG (a)	9		224
Sika AG (Registered)	4		1,164
Sonova Holding AG (Registered)	2		453
STMicroelectronics NV	401		21,366
Straumann Holding AG (Registered)	3		476
Swatch Group AG (The)	23		8,002

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Swatch Group AG (The) (Registered)	42	2,671
Swiss Life Holding AG (Registered)	9	5,796
Swiss Prime Site AG (Registered)	2	184
Swiss Re AG	92	9,442
Swisscom AG (Registered)	1	470
Temenos AG (Registered)	2	126
UBS Group AG (Registered)	1,021	21,599
VAT Group AG (e)	7	2,709
Zurich Insurance Group AG	46	21,966

		597,290

Taiwan — 1.1%
ASE Technology Holding Co. Ltd.	247	917
eMemory Technology, Inc.	5	308
Globalwafers Co. Ltd.	16	274
MediaTek, Inc.	115	2,981
Nanya Technology Corp.	93	204
Novatek Microelectronics Corp.	44	625
Powerchip Semiconductor Manufacturing Corp.	219	239
Realtek Semiconductor Corp.	35	447
Taiwan Semiconductor Manufacturing Co. Ltd.	1,865	32,683
United Microelectronics Corp. (a)	895	1,566
Vanguard International Semiconductor Corp.	67	214
Win Semiconductors Corp.	25	151
Winbond Electronics Corp.	223	195

		40,804

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	16	—

United Kingdom — 15.4%
3i Group plc	296	6,179
abrdn plc	621	1,564
Admiral Group plc	55	1,383
Anglo American plc	641	21,322
Ashtead Group plc	122	7,478
Associated British Foods plc	163	3,923
AstraZeneca plc	337	46,668
Auto Trader Group plc (e)	27	205
Aviva plc	854	4,266
BAE Systems plc	858	10,374
Barclays plc	4,837	8,705
Barratt Developments plc	29	166
Berkeley Group Holdings plc	3	171
BP plc	7,334	46,354
British American Tobacco plc	61	2,130
British Land Co. plc (The)	25	122
BT Group plc	198	356
Bunzl plc	93	3,522

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Burberry Group plc	309	9,886
CNH Industrial NV	283	4,331
Coca-Cola Europacific Partners plc	161	9,542
Compass Group plc	50	1,259
Croda International plc	4	319
Diageo plc	1,782	79,545
Entain plc	17	259
GSK plc	884	15,617
Haleon plc	144	573
Halma plc	11	299
Hargreaves Lansdown plc	109	1,082
HSBC Holdings plc	6,087	41,368
Imperial Brands plc	26	589
Informa plc	41	350
InterContinental Hotels Group plc	5	328
Intertek Group plc	45	2,246
J Sainsbury plc	50	171
JD Sports Fashion plc	73	160
Johnson Matthey plc	5	127
Kingfisher plc	56	181
Land Securities Group plc	20	155
Legal & General Group plc	1,821	5,385
Lloyds Banking Group plc	20,525	12,067
London Stock Exchange Group plc	115	11,188
M&G plc	676	1,657
Melrose Industries plc	1,125	2,318
Mondi plc	14	219
National Grid plc	105	1,417
NatWest Group plc	1,619	5,283
Next plc	4	298
Ocado Group plc (a)	16	108
Pearson plc	19	195
Persimmon plc	9	142
Phoenix Group Holdings plc	229	1,547
Prudential plc	838	11,469
Reckitt Benckiser Group plc	20	1,549
RELX plc	531	17,208
Rentokil Initial plc	697	5,092
Rio Tinto plc	568	38,526
Rolls-Royce Holdings plc (a)	2,323	4,279
Sage Group plc (The)	29	277
Schroders plc	270	1,541
Segro plc	35	330
Severn Trent plc	7	265
Shell plc	2,852	81,286
Smith & Nephew plc	25	344
Smiths Group plc	98	2,088

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)

Common Stocks — continued
United Kingdom — continued
Spirax-Sarco Engineering plc		20	3,002
SSE plc		31	699
St James’s Place plc		166	2,486
Standard Chartered plc		750	5,687
Taylor Wimpey plc		99	146
Tesco plc		212	696
Unilever plc		72	3,749
United Utilities Group plc		20	262
Vodafone Group plc		750	827
Whitbread plc		6	212
WPP plc		31	368

			557,487

United States — 0.0% (g)
Brookfield Renewable Corp., Class A		3	95

Total Common Stocks (Cost $3,000,091)			3,530,714

Preferred Stocks — 1.2%
Germany — 1.1%
Bayerische Motoren Werke AG		43	4,443
Dr Ing hc F Porsche AG (a)		83	10,673
Henkel AG & Co. KGaA		5	407
Porsche Automobil Holding SE		112	6,422
Sartorius AG		1	292
Volkswagen AG		136	18,505

			40,742

South Korea — 0.1%
Samsung Electronics Co. Ltd.		96	3,986

Total Preferred Stocks (Cost $44,171)			44,728

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.2%
Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd.,
2.20%, 04/03/2023	AUD	810	541
4.18%, 04/03/2023		866	866
Barclays SA, 4.18%, 04/03/2023		2,344	2,344
BNP Paribas SA, 3.32%, 04/03/2023	CAD	709	525
Brown Brothers Harriman,
0.00%, 04/03/2023	CHF	2,796	3,056
0.92%, 04/03/2023	HKD	1,744	222
1.40%, 04/03/2023	DKK	12,893	1,877
1.58%, 04/03/2023	NOK	5,714	546
1.74%, 04/03/2023	SEK	5,080	489
2.21%, 04/03/2023	SGD	194	146

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
3.15%, 04/03/2023	GBP	1,394	1,719
3.40%, 04/03/2023	NZD	25	15
Citibank NA,
1.91%, 04/03/2023	EUR	8,292	8,992
4.18%, 04/03/2023		10,252	10,252
Royal Bank of Canada, 4.18%, 04/03/2023		199	199
Skandinaviska Enskilda Banken, 3.15%, 04/03/2023	GBP	2,184	2,694
Sumitomo Mitsui Banking Corp.,
(0.53%), 04/03/2023	JPY	93,093	701
4.18%, 04/03/2023		4,151	4,151
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 04/03/2023		2,438	2,438

Total Short-Term Investments (Cost $41,773)			41,773

Total Investments — 99.6% (Cost - $3,086,035) *			3,617,215
Other Assets in Excess of Liabilities — 0.4%			14,878

NET ASSETS — 100.0%			$3,632,093

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Amsterdam Index	10	04/2023	EUR	1,582	59
ASX SPI 200 Index	6	06/2023	AUD	709	12
Euro STOXX 50 Index	382	06/2023	EUR	17,017	635
FTSE 100 Index	159	06/2023	GBP	14,802	181
MSCI Emerging Markets Index	15	06/2023	USD	728	18
S&P Toronto Stock Exchange 60 Index	1	06/2023	CAD	175	4
SGX MSCI Singapore Index	16	04/2023	SGD	361	7
SGX FTSE Taiwan Index	6	04/2023	USD	333	(–	) (h)
TOPIX Index	21	06/2023	JPY	3,149	19

Total unrealized appreciation (depreciation)					935

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Apparel	9.2%
Semiconductors	8.4%
Food	8.4%
Banks	8.3%
Pharmaceuticals	7.4%
Oil & Gas	6.5%
Beverages	6.3%
Auto Manufacturers	5.6%
Insurance	4.6%
Software	4.3%
Mining	3.1%
Retail	2.9%
Electric	2.8%
Aerospace/Defense	1.8%
Commercial Services	1.6%
Toys/Games/Hobbies	1.5%
Electrical Components & Equipment	1.4%
Miscellaneous Manufacturers	1.3%
Diversified Financial Services	1.2%
Transportation	1.2%
Machinery - Diversified	1.1%
Engineering & Construction	1.1%
Others (Each less than 1.0%)	8.8%
Short-Term Investments	1.2%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023

ADR	—	American Depositary Receipt
CDI	—	CHESS Depository Interests
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$53,094	$—	$—	$53,094
Communications	1,066,488	—	—	1,066,488
Consumer Cyclical	350,755	—	—	350,755
Consumer Non-cyclical	1,534,357	—	—	1,534,357
Energy	336,513	—	—	336,513
Financial	852,641	—	—	852,641
Industrial	516,011	—	—	516,011
Technology	1,874,307	—	—	1,874,307
Utilities	184,169	—	—	184,169

Total Common Stocks	6,768,335	—	—	6,768,335

Short-Term Investments
Time Deposits	—	84,673	—	84,673

Total Investments in Securities	$6,768,335	$84,673	$—	$6,853,008

Appreciation in Other Financial Instruments
Futures contracts	$2,228	$—	$—	$2,228

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices			Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia		$—		$48,273	$—		$48,273
Austria		—		10,136	—		10,136
Belgium		—		61,046	—		61,046
Canada		37,422		—	—		37,422
Cayman Islands		—		208	—		208
Chile		—		3,898	—		3,898
China		—		397	—		397
Denmark		—		112,612	—		112,612
Finland		—		31,593	—		31,593
France		—		640,993	—		640,993
Germany		—		431,429	—		431,429
Hong Kong		131		17,304	—		17,435
Ireland		2,601		27,516	—		30,117
Italy		—		120,421	—		120,421
Japan		133		217,691	—		217,824
Jordan		—		745	—		745
Luxembourg		—		8,542	—		8,542
Macau		—		360	—		360
Netherlands		1,339		278,788	—		280,127
New Zealand		—		1,608	—		1,608
Norway		—		31,076	—		31,076
Portugal		—		7,718	—		7,718
Singapore		1,505		8,377	—		9,882
South Korea		—		29,901	—		29,901
Spain		—		95,379	—		95,379
Sweden		92		105,804	—		105,896
Switzerland		—		597,290	—		597,290
Taiwan		—		40,804	—		40,804
United Arab Emirates		—		—	—		—
United Kingdom		9,542		547,945	—		557,487
United States		95		—	—		95

Total Common Stocks		52,860		3,477,854	—		3,530,714

Preferred Stocks
Germany		—		40,742	—		40,742
South Korea		—		3,986	—		3,986

Total Preferred Stocks		—		44,728	—		44,728

Short-Term Investments
Time Deposits		—		41,773	—		41,773

Total Investments in Securities		$52,860		$3,564,355	$—		$3,617,215

Appreciation in Other Financial Instruments
Futures contracts		$935		$—	$—		$935

Depreciation in Other Financial Instruments
Futures contracts	$	(—	)(a)	$—	$—	$	(—	)(a)

(a)	Amount rounds to less than $500.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.